UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05654
Morgan Stanley Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: August 31, 2009
Date of reporting period: November 30, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Trust
Portfolio of Investments November 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CORPORATE BONDS (91.7%)
	Accident & Health Insurance (0.3%)
$100	Travelers Cos Inc.	5.80%	05/15/18	$89,822

	Advertising/Marketing Services (0.1%)
55	Interpublic Group of Companies, Inc. (The) (e)	6.25	11/15/14	30,525

	Aerospace & Defense (0.6%)
184	Systems 2001 Asset Trust - 144A (Cayman Islands) (a)	6.664	09/15/13	181,774

	Airlines (0.5%)
209	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	138,063

	Aluminum (0.2%)
60	Alcoa Inc.	6.75	07/15/18	46,465

	Auto Parts: O.E.M. (0.1%)
55	ArvinMeritor, Inc. (e)	8.75	03/01/12	27,225

	Banks — Commercial (0.2%)
65	Northern Trust Company (e)	6.50	08/15/18	64,784

	Beverages: Alcoholic (1.3%)
65	Anheuser-Busch Companies, Inc. (e)	5.50	01/15/18	56,969
160	Diageo Capital Plc (e)	7.375	01/15/14	166,901
225	FBG Finance Ltd. - 144A (Australia) (a)	5.125	06/15/15	178,449

				402,319

	Biotechnology (1.1%)
170	Amgen Inc. (e)	5.85	06/01/17	165,189
150	Biogen Idec Inc.	6.875	03/01/18	151,921

				317,110

	Broadcasting (0.3%)
105	Grupo Televisa S.A. - 144A (a)(e)	6.00	05/15/18	85,383

	Cable/Satellite TV (2.3%)
80	Comcast Cable Communications, LLC.	7.125	06/15/13	75,994
150	Comcast Corp. (e)	5.70	05/15/18	126,192
215	Comcast Corp. (e)	6.50	01/15/15	197,289
40	DirecTV Holdings LLC/ Financing Co.	6.375	06/15/15	32,700
165	DirecTV Holdings LLC/ Financing Co. - 144A (a)(e)	7.625	05/15/16	141,488
140	EchoStar DBS Corp.	6.375	10/01/11	119,350

				693,013

	Chemicals: Agricultural (0.2%)
65	Monsanto Co. (e)	5.125	04/15/18	61,926

	Chemicals: Major Diversified (0.3%)
100	E.I. du Pont de Nemours & Co. (e)	6.00	07/15/18	98,313

	Computer Processing Hardware (0.7%)
155	Dell Inc.-144A (a) (e)	5.65	04/15/18	131,427
85	Hewlett-Packard Co. (e)	5.50	03/01/18	78,958

				210,385

	Construction Materials (0.2%)
65	CRH America Inc. (e)	8.125	07/15/18	49,075

	Data Processing Services (0.4%)
135	Fiserv, Inc.	6.80	11/20/17	110,603

	Department Stores (1.0%)
325	General Electric Capital Corp. (e)	5.625	05/01/18	300,198

	Discount Stores (0.7%)
130	Wal-Mart Stores (e)	5.80	02/15/18	135,827

Morgan Stanley Income Trust
Portfolio of Investments November 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
85	Wallgreen Co. (e)	4.875	08/01/13	86,410

				222,237

	Diversified Manufacturing (0.5%)
155	Tyco Electronics Group SA (Luxembourg)	5.95	01/15/14	139,526

	Drugstore Chains (0.7%)
15	CVS Caremark Corp.	5.75	06/01/17	13,044
234	CVS Lease Pass-Through - 144A (a)	6.036	12/10/28	186,372

				199,416

	Electric Utilities (8.0%)
220	AES Corp. (The) - 144A (a)	8.00	06/01/20	141,900
50	Alabama Power	5.80	11/15/13	50,047
365	Arizona Public Service Co.	5.80	06/30/14	304,914
85	Carolina Power & Light Co.	5.15	04/01/15	81,931
90	CenterPoint Energy Resources, Corp.	6.25	02/01/37	58,526
45	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	38,892
50	Duquesne Light Co. (Series O)	6.70	04/15/12	47,229
125	E.ON International Finance BV-144A (Netherland) (a)	5.80	04/30/18	112,870
120	Enel Finance International - 144A (Luxembourg) (a)	5.70	01/15/13	112,631
160	Exelon Corp.	6.75	05/01/11	153,569
50	Florida Power Corp.	5.80	09/15/17	49,357
35	Georgia Power Company	6.00	11/01/13	35,327
245	Ohio Edison Co. (e)	6.40	07/15/16	208,118
210	Ohio Power Company (Series K)	6.00	06/01/16	192,875
110	Pacific Gas & Electric Co.	5.625	11/30/17	102,678
140	PPL Energy Supply LLC	6.50	05/01/18	107,431
60	Public Service Electric & Gas Co. (Series B)	6.50	08/01/38	58,622
100	Public Service Electric & Gas Co. (Series MTN B)	5.00	01/01/13	96,331
170	Texas Eastern Transmission (e)	7.00	07/15/32	144,254
115	Union Electric Co.	6.40	06/15/17	101,572
10	Virginia Electric Power Co.	8.875	11/15/38	10,894
200	Virginia Electric Power Co.	5.95	09/15/17	187,502

				2,397,470

	Electrical Products (0.6%)
190	Cooper Industries, Inc.	5.25	11/15/12	189,453

	Electronic Equipment/Instruments (0.7%)
160	Xerox Corp. (e)	5.75	03/11/18	139,003
105	Xerox Corp.	6.35	05/15/18	75,424

				214,427

	Electronic Production Equipment (0.6%)
235	KLA Instruments Corp.	6.90	05/01/18	185,925

	Finance/Rental/Leasing (1.4%)
100	Capital One Financial Corp. (e)	6.75	09/15/17	90,022
25	Capmark Financial Group Inc.	6.30	05/10/17	6,994
250	CIT Group, Inc.(e)	5.65	02/13/17	144,024
180	Nationwide Building Society - 144A (United Kingdom) (a)	4.25	02/01/10	177,465

				418,505

	Financial Conglomerates (4.4%)
85	American Express Credit Corp. (e)	7.30	08/20/13	80,700
75	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	65,297
225	Citigroup Inc.	5.875	05/29/37	186,425
65	Citigroup Inc. (e)	6.125	05/15/18	59,512
220	Citigroup Inc. (Series E) (e)	8.40	04/29/49	130,174
240	Citigroup Inc.	5.25	02/27/12	224,228
245	JPMorgan Chase & Co.	4.75	05/01/13	234,741
30	JPMorgan Chase & Co. (e)	6.00	01/15/18	29,005
265	JPMorgan Chase & Co.	6.75	02/01/11	266,610
75	Prudential Financial, Inc.	6.625	12/01/37	53,263

				1,329,955

	Food Retail (0.7%)
115	Delhaize America, Inc.	9.00	04/15/31	106,450
120	Kroger Co. (The) (e)	6.40	08/15/17	113,228

				219,678

Morgan Stanley Income Trust
Portfolio of Investments November 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Food: Major Diversified (1.8%)
100	ConAgra Foods, Inc. (e)	7.00		10/01/28	86,192
115	ConAgra Foods, Inc.	8.25		09/15/30	112,423
105	General Mills Inc.	5.25		08/15/13	102,118
35	Kraft Foods Inc	6.125		02/01/18	32,316
195	Kraft Foods Inc.	6.00		02/11/13	190,930

					523,979

	Foods & Beverages (0.4%)
135	Dr. Pepper Snapple Group, Inc. - 144A (a)	6.82		05/01/18	127,696

	Gas Distributors (2.5%)
85	DCP Midstream LLC - 144A (a)	6.75		09/15/37	60,961
135	Equitable Resources Inc.	6.50		04/01/18	120,307
130	NiSource Finance Corp.	6.80		01/15/19	94,925
245	NiSource Finance Corp.	2.723	(b)	11/23/09	224,467
100	NiSource Finance Corp.	7.875		11/15/10	90,048
175	Questar Market Resources, Inc.	6.80		04/01/18	160,444

					751,152

	Home Building (0.1%)
40	Pulte Homes, Inc. (e)	6.375		05/15/33	18,200

	Home Improvement Chains (0.5%)
205	Home Depot Inc.	5.40		03/01/16	163,884

	Hospital/Nursing Management (0.2%)
70	Tenet Healthcare Corp.	7.375		02/01/13	48,650

	Hotels/Resorts/Cruiselines (0.3%)
115	Starwood Hotels & Resorts Worldwide, Inc.	6.75		05/15/18	81,205

	Industrial Conglomerates (3.9%)
1,160	General Electric Co. (e)	5.25		12/06/17	1,064,821
85	Honeywell International Inc. (e)	5.30		03/01/18	81,778
40	Ingersoll-Rand Co. Ltd.	6.875		08/15/18	36,657

					1,183,256

	Industrial Specialties (0.2%)
70	Cox Communications Inc.- 144A (a)	6.25		06/01/18	60,142

	Information Technology Services (1.1%)
200	IBM Corp.	7.625		10/15/18	215,346
100	IBM Corp. (e)	8.00		10/15/38	111,422

					326,768

	Insurance Brokers/Services (1.2%)
360	Catlin Insurance Co., Ltd. - 144A (Bahamas) (a)	7.249		12/31/49	93,142
385	Farmers Exchange Capital - 144A (a)	7.05		07/15/28	262,008

					355,150

	Integrated Oil (1.2%)
50	Hess Corp.	7.125		03/15/33	41,456
95	Marathon Oil Corp.	5.90		03/15/18	79,425
195	Marathon Oil Corp.	6.00		10/01/17	168,571
120	Petro-Canada (Canada)	5.95		05/15/35	77,963

					367,415

	Investment Banks/Brokers (5.2%)
125	Bear Stearns Companies Inc. (The) (a)(e)	7.25		02/01/18	126,761
185	Bear Stearns Companies Inc. (The) (e)	5.55		01/22/17	163,562
160	Bear Stearns Companies Inc. (The) (e)	6.40		10/02/17	153,888
620	Goldman Sachs Group Inc. (The)	6.15		04/01/18	506,702
455	Goldman Sachs Group Inc. (The)	6.75		10/01/37	292,373
125	Merrill Lynch & Co. Inc.	5.45		02/05/13	115,527
200	Merrill Lynch & Co. Inc. (Series C)	6.875		04/25/18	188,645

					1,547,458

	Life/Health Insurance (0.1%)
50	Metlife Inc. (e)	6.817		08/15/18	43,714

	Major Banks (9.8%)
380	Bank of America Corp.	5.65		05/01/18	352,853

Morgan Stanley Income Trust
Portfolio of Investments November 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
640	Bank of America Corp.	5.75		12/01/17	597,939
145	Bank of New York Mellon Corp. (Series G) (e)	4.50		04/01/13	140,672
60	Bank of New York Mellon Corp.	5.125		08/27/13	59,592
100	Barclays Bank Plc. - 144A (United Kingdom)	6.05		12/04/17	85,441
330	Credit Suisse New York (CH) (e)	6.00		02/15/18	279,514
225	HBOS - 144A(United Kingdom) (a)	6.75		05/21/18	187,291
485	HSBC Finance Corp. (e)	6.75		05/15/11	472,052
440	Wachovia Capital Trust III	5.80		03/15/42	189,280
595	Wells Fargo & Co.	5.625		12/11/17	565,413

					2,930,047

	Major Telecommunications (7.1%)
510	AT&T Corp. (e)	8.00		11/15/31	471,053
90	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75		06/15/30	85,360
250	France Telecom S.A. (France)	8.50	(b)	03/01/31	250,491
80	Rogers Communications	6.80		08/15/18	71,808
265	SBC Communications, Inc.	6.15		09/15/34	207,565
150	Sprint Capital Corp.	8.75		03/15/32	78,118
200	Telecom Italia Capital SA (Luxembourg) (e)	4.95		09/30/14	146,172
65	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	58,840
285	Telefonica Europe BV (Netherlands) (e)	8.25		09/15/30	261,444
300	Verizon Communications Inc.	5.50		02/15/18	250,236
105	Verizon Communications Inc.	6.90		04/15/38	87,928
145	Verizon Communications Inc.	8.95		03/01/39	149,162

					2,118,177

	Managed Health Care (0.8%)
30	Aetna Inc.	6.50		09/15/18	27,682
230	UnitedHealth Group Inc.(e)	6.00		02/15/18	201,703

					229,385

	Media Conglomerates (3.4%)
130	News America Inc. - 144A	6.65		11/15/37	104,530
25	News America, Inc.	6.40		12/15/35	19,550
45	Thomson Reuters Corp. (Canada)	6.50		07/15/18	41,233
215	Time Warner, Inc.	6.75		07/01/18	188,881
60	Time Warner, Inc.	8.75		02/14/19	59,042
290	Time Warner, Inc. (e)	5.875		11/15/16	240,179
235	Viacom, Inc.(e)	6.875		04/30/36	170,299
220	Vivendi - 144A (France) (a)	6.625		04/04/18	191,328

					1,015,042

	Medical Specialties (2.0%)
50	Baxter International Inc. (e)	4.625		03/15/15	47,652
175	Covidien International Finance SA - 144A (a)	6.00		10/15/17	162,160
405	Hospira, Inc.	4.242	(b)	03/30/10	395,082

					604,894

	Motor Vehicles (1.0%)
285	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	211,973
120	Harley-Davidson Funding Corp. - 144A (a)	6.80		06/15/18	77,234

					289,207

	Multi-Line Insurance (1.4%)
310	AIG SunAmerica Global Financing VI - 144A (a)	6.30		05/10/11	244,016
330	American General Finance Corp. (Series MTN H)	4.625		09/01/10	167,294

					411,310

	Oil & Gas Pipelines (3.2%)
133	Colorado Interstate Gas Co.	6.80		11/15/15	111,736
165	Enterprise Products Operating L.P. (Series B)	5.60		10/15/14	140,380
100	Gaz Capital - 144A	6.51		03/07/22	51,500
125	Kinder Morgan Energy Partners, L.P.	5.85		09/15/12	113,613
245	Kinder Morgan Finance Co. (Canada)	5.70		01/05/16	172,725
245	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	156,789
140	TransCanada PipeLines Ltd. (Canada) (e)	6.20		10/15/37	107,481
115	Transcontinental Gas Pipe Line Corp. (Series B)	8.875		07/15/12	114,555

					968,779

	Oil & Gas Production (1.6%)
120	Chesapeake Energy Corp.	7.625		07/15/13	96,600
25	Devon Financing Corp.	6.875		09/30/11	25,106
85	Devon Financing Corp.	7.875		09/30/31	84,540
160	Encana Corp.(e)	6.50		02/01/38	122,380

Morgan Stanley Income Trust
Portfolio of Investments November 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
65	Newfield Exploration Co.	7.125	05/15/18	46,475
110	XTO Energy, Inc. (e)	5.50	06/15/18	95,303
25	XTO Energy, Inc.	6.50	12/15/18	23,118

				493,522

	Oilfield Services/Equipment (0.4%)
10	Weatherford International Ltd. (Bermuda)	6.00	03/15/18	8,283
135	Weatherford International Ltd. (Bermuda)	6.35	06/15/17	116,782

				125,065

	Other Metals/Minerals (1.6%)
385	Brascan Corp. (Canada)	7.125	06/15/12	397,645
140	Rio Tinto Financial USA Ltd. (Australia)	6.50	07/15/18	96,369

				494,014

	Packaged Software (0.6%)
180	Oracle Corp.	5.75	04/15/18	169,002

	Pharmaceuticals: Major (1.9%)
140	AstraZeneca PLC (United Kingdom) (e)	5.90	09/15/17	139,143
240	GlaxoSmithKline Capital Inc.	5.65	05/15/18	231,736
75	Schering-Plough Corp.	6.00	09/15/17	70,416
105	Wyeth	5.45	04/01/17	99,372
40	Wyeth	5.50	02/15/16	39,178

				579,845

	Property — Casualty Insurers (3.4%)
125	ACE INA Holdings Inc.	5.60	05/15/15	107,447
230	Berkshire Hathaway Finance Corp. - 144A (a)	5.40	05/15/18	210,528
40	Chubb Corp. (The) (e)	5.75	05/15/18	34,930
205	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	205,827
510	Xlliac Global Funding - 144A (a)	4.80	08/10/10	470,877

				1,029,609

	Railroads (0.8%)
250	Union Pacific Corp. (e)	5.45	01/31/13	234,322

	Restaurants (0.6%)
180	Tricon Global Restaurants, Inc.	8.875	04/15/11	181,110

	Savings Banks (0.5%)
185	Sovereign Bancorp, Inc.	3.44	03/23/10	159,525

	Services to the Health Industry (0.6%)
220	Medco Health Solutions, Inc.	7.125	03/15/18	193,925

	Specialty Steels (0.4%)
130	GTL Trade Finance Inc. - 144A (Virgin Islands) (a)	7.25	10/20/17	108,995

	Specialty Telecommunications (0.2%)
115	Citizens Communications	7.125	03/15/19	66,987

	Steel (0.6%)
185	ArcelorMittal - 144A (Luxembourg) (a)	6.125	06/01/18	128,117
100	Evraz Group SA - 144A (Luxembourg) (a) (e)	9.50	04/24/18	43,500

				171,617

	Telecommunication Equipment (0.1%)
40	Corning Inc.	7.25	08/15/36	29,800

	Telecommunications (0.2%)
70	Qwest Corp. (e)	6.50	06/01/17	49,350

	Tobacco (1.5%)
60	Altria Group Inc.	9.70	11/10/18	60,810
95	Bat International Finance Plc	9.50	11/15/18	97,512
225	Philip Morris International Inc.	5.65	05/16/18	202,300
105	Reynolds American Inc.	6.50	07/15/10	102,290

				462,912

	Trucks/Construction/Farm Machinery (0.5%)
70	Caterpillar Financial Services Corp. (Series MTN)	4.90	08/15/13	66,000
95	John Deere Capital Corp.	5.75	09/10/18	84,525

Morgan Stanley Income Trust
Portfolio of Investments November 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
				150,525

	Wireless Telecommunications (0.8%)
100	VIP Finance Ireland Ltd. - 144A (Ireland) (a)	9.125	04/30/18	44,500
215	Vodafone Group Plc (United Kingdom) (e)	5.625	02/27/17	182,993

				227,493

	TOTAL CORPORATE BONDS
	(Cost $32,779,835)			27,516,703

NUMBER OF
SHARES
	NON-CONVERTIBLE PREFERRED STOCK (0.7%)
	Major Banks
8,975	US Bancorp (Series D) (e)	224,824

	(Cost $225,721)

	CONVERTIBLE PREFERRED STOCK (0.0%)
	Finance/Rental/Leasing
1,150	Fannie Mae Ser 2008-1 (Cost $57,500)	2,116

PRINCIPAL
AMOUNT IN
THOUSANDS
	COLLATERALIZED MORTGAGE OBLIGATIONS (f) (0.0%)
$149	Countrywide Alternative Loan Trust 2005-51 B1	2.452	11/20/35	3,243
125	Master Adjustable Rate Mortgages Trust 2007-3 1M1	2.245	05/25/47	1,550

	Total Collateralized Mortgage Obligations (Cost $189,310)			4,793

	FOREIGN GOVERNMENT OBLIGATION (0.6%)
190	Mexican Fixed Rate Bonds (Series M20) (Mexico) (e) (Cost $165,948)	5.625	01/15/17	170,050

	SHORT-TERM INVESTMENTS (35.9%)
	U.S. Government Obligations (c)(d)(6.7%)
$1,200	U.S. Treasury Bills (e)			1,199,969
265	U.S. Treasury Bills			264,959
40	U.S. Treasury Bills			39,990
505	U.S. Treasury Bills			504,525

	Total U.S. Government Obligations (Cost $2,009,443)			2,009,443

	Securities held as Collateral on Loaned Securities
	Repurchase Agreements (5.2%)
435	Banc of America Securities LLC (0.28% dated 11/28/08, due 12/01/08; proceeds $435,472; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 5.50%, due 02/01/38; valued at $444,342)			435,469
423	Banc of America Securities LLC (1.10% dated 11/28/08, due 12/01/08; proceeds $422,798; fully collateralized by common stock at the date of this Portfolio of Investment as follows: American Electric Power Co. and Honeywell International Inc. valued at $444,088)			422,785
141	Citigroup Global Markets Inc. (0.30% dated 11/28/08, due 12/01/08; proceeds $140,931; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 6.00%, due 12/01/37; valued at $143,800)			140,928
564	Merrill Lynch, Pierce, Fenner & Smith, Inc. (0.30% dated 11/28/08, due 12/01/08; proceeds $563,723; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: GNMA 1.753%, due 05/20/35; valued at $575,224)			563,713

	Total Repurchase Agreements
	(Cost $1,562,895)			1,562,895

Morgan Stanley Income Trust
Portfolio of Investments November 30, 2008 (unaudited)

NUMBER OF
SHARES (000)
	Investment Company (g) (21.7%)
6,511	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $6,511,340)		6,511,340

	Total Securities held as Collateral on Loaned Securities
	(Cost $8,074,235)		8,074,235

	Investment Company (g) (2.3%)
682	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $682,386)		682,386

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,766,064)		10,766,064

	TOTAL INVESTMENTS
	(Cost $44,184,378) (h)(i)	128.9%	38,684,550
	OTHER ASSETS IN EXCESS OF LIABILITIES	(28.9)	(8,672,640)

	NET ASSETS	100.0%	$30,011,910

MXN	Mexican New Peso.

(a)	Resale is restricted to qualified institutional investors.

(b)	Floating rate security. Rate shown is the rate in effect at November 30, 2008.

(c)	A portion of these securities have been physically segregated in connection with open futures contracts in an amount equal to $14,847,315.

(d)	Purchased on discount basis. The interest rate shows has been adjusted yo reflect a money market equivalent yield.

(e)	The values of loaned securities and related collateral outstanding at November 30, 2008 were $7,682,261 and $8,074,235, respectively. The cash collateral was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Securities with a total market value of $4,793 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class.

(h)	Securities have been designated as collateral in amount equal to $68,622 in connection with open futures and swap contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at November 30, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

5	Long	Swap Futures 5 Year
		December 2008	$573,984	$19,427
11	Long	US Treasury Note 2 Year
		December 2008	2,402,125	66,867
6	Long	US Treasury Note 5 Year
		December 2008	716,063	38,916
15	Long	US Treasury Note 5 Year
		March 2009	1,750,664	8,254
6	Long	Swap Futures 10 Year
		December 2008	744,938	54,438
1	Short	US Treasury Note 10 Year
		December 2008	(128,563)	(2,591)
55	Short	US Treasury Note 10 Year
		March 2009	(6,653,281)	(298,048)

	Net Unrealized Deppreciation			$(112,737)

Interest Rate Swap Contracts Open at November 30, 2008:

	NOTIONAL	PAYMENTS		PAYMENTS			UNREALIZED
	AMOUNT	RECEIVED		MADE		TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND		BY FUND #		DATE	(DEPRECIATION)

Bank of America, N.A.	$1,780	Floating Rate 0.00%		Fixed Rate 4.39%		October 7, 2023	$5,767
Bank of America, N.A.	3,215	Floating Rate 0.00	#	Fixed Rate 5.38		July 24, 2018	(227,590)
Bank of America, N.A.	740	Fixed Rate 4.982		Floating Rate 0.00	#	April 15, 2018	40,641
Bank of America, N.A.	843	Floating Rate 0.00	#	Fixed Rate 5.55		February 22, 2018	65,720
Bank of America, N.A.	4,131	Fixed Rate 5.557		Floating Rate 0.00	#	July 24, 2023	333,454
Bank of America, N.A.	1,420	Fixed Rate 4.415		Floating Rate 0.00	#	October 7, 2018	(4,186)
Bank of America, N.A.	8,778	Fixed Rate 4.778		Floating Rate 0.00	#	October 10, 2018	412,654
Bank of America, N.A.	1,049	Floating Rate 0.00	#	Fixed Rate 5.9575		February 22, 2023	(98,910)
Bank of America, N.A.	2,130	Floating Rate 0.00	#	Fixed Rate 4.8		October 7, 2018	(102,017)
Bank of America, N.A.	10,525	Fixed Rate 4.103		Floating Rate 2.1575	#	May 25, 2017	784,639
Bank of America, N.A.	2,700	Floating Rate 2.70	#	Fixed Rate 3.026		August 4, 2018	(339,714)
Bank of America, N.A.	1,105	Floating Rate 0.00	#	Fixed Rate 5.47		April 14, 2023	(85,859)
Bank of America, N.A.	2,666	Fixed Rate 4.797		Floating Rate 0.00	#	October 7, 2023	147,451
Bank of America, N.A.	3,825	Floating Rate 0.00	#	Fixed Rate 6.04		March 7, 2023	(371,369)
Bank of America, N.A.	1,992	Floating Rate 4.80	#	Fixed Rate 4.24		October 10, 2038	(443,758)
Bank of America, N.A.	2,975	Fixed Rate 5.637		Floating Rate 0.00	#	March 7, 2018	242,195
Bank of America, N.A.	865	Fixed Rate 5.07		Floating Rate 0.00	#	April 14, 2018	50,559
Bank of America, N.A.	895	Floating Rate 0.00	#	Fixed Rate 5.38		April 15, 2023	(66,803)
Citibank N.A. New York	1,300	Fixed Rate 5.274		Floating Rate 3.535	#	October 25, 2037	540,397

	NOTIONAL	PAYMENTS		PAYMENTS			UNREALIZED
	AMOUNT	RECEIVED		MADE		TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND		BY FUND #		DATE	(DEPRECIATION)
Deutsche Bank AG, New York	2,133	Fixed Rate 4.957		Floating Rate 0.00	#	July 24, 2018	52,926
Deutsche Bank AG, New York	2,672	Floating Rate 0.00	#	Fixed Rate 5.188		July 24, 2023	(47,629)
Deutsche Bank AG, New York	670	Fixed Rate 5.238		Floating Rate 0.00	#	July 9, 2023	13,169
Deutsche Bank AG, New York	610	Fixed Rate 5.24		Floating Rate 0.00	#	July 10, 2023	12,020
Deutsche Bank AG, New York	535	Floating Rate 0.00	#	Fixed Rate 4.861		July 9, 2018	(11,018)
Deutsche Bank AG, New York	485	Floating Rate 0.00	#	Fixed Rate 4.86		July 10, 2018	(9,952)
Deutsche Bank AG, New York	4,065	Fixed Rate 5.268		Floating Rate 5.13	#	July 3, 2023	84,235
Deutsche Bank AG, New York	3,245	Floating Rate 5.13	#	Fixed Rate 4.934		July 1, 2018	(78,869)
Goldman Sachs & Co.	1,333	Fixed Rate 4.79		Floating Rate 0.00	#	October 7, 2023	73,395
Goldman Sachs & Co.	710	Fixed Rate 4.37		Floating Rate 0.00	#	October 7, 2018	(3,608)
Goldman Sachs & Co.	1,064	Floating Rate 0.00	#	Fixed Rate 4.8		October 7, 2018	(50,966)
Goldman Sachs & Co.	890	Floating Rate 0.00	#	Fixed Rate 4.355		October 7, 2023	11,444
JPMorgan Chase N.A. New York	3,400	Floating Rate 3.2	#	Fixed Rate 3.9662		March 25, 2018	(226,474)
JPMorgan Chase N.A. New York	2,300	Floating Rate 3.2	#	Floating Rate 3.966	#	March 25, 2018	(153,203)
JPMorgan Chase N.A. New York	1,900	Floating Rate 2.8	#	Fixed Rate 4.582		December 4, 2017	(217,968)
Merrill Lynch & Co., Inc.	990	Fixed Rate 5.00		Floating Rate 0.00	#	April 15, 2018	55,074
Merrill Lynch & Co., Inc.	1,260	Floating Rate 0.00	#	Fixed Rate 5.395		April 15, 2023	(94,689)

Net Unrealized Appreciation							$291,159

#	Floating rate represents USD-3 months LIBOR

Credit Default Swap Contracts Open at November 30, 2008

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)

Bank of America, N.A.
Carnival Corp.	Buy	$150	1.57%	March 20, 2018	$21,549
Bank of America Securities LLC
Centurytel Inc.	Buy	120	0.88	September 20, 2017	7,505
Bank of America Securities LLC
Toll Brothers, Inc.	Buy	220	2.90	March 20, 2013	717
Citigroup Global Markets
Pitney Bowes Inc.	Buy	145	0.48	March 20, 2013	5,401
Goldman Sachs International
DJ CDX, N.A.	Sell	1,186	1.55	June 20, 2013	(52,663)
Goldman Sachs International
DJ CDX, N.A.	Sell	749	1.40	December 20, 2012	(71,124)
Goldman Sachs International
DJ CDX, N.A.	Sell	440	1.40	December 20, 2012	(43,342)
Goldman Sachs International
DJ CDX, N.A.	Sell	425	1.40	December 20, 2012	(41,403)
Goldman Sachs International
Sealed Air Corp.	Buy	50	1.08	March 20, 2018	10,753
J.P. Morgan Chase
Nordstrom, Inc.	Buy	140	1.15	March 20, 2018	37,684
J.P. Morgan Chase
Nordstrom, Inc.	Buy	60	1.07	March 20, 2018	16,413

Net Unrealized Depreciation					$(108,510)

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust

/s/ Randy Takian Randy Takian Principal Executive Officer January 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian Principal Executive Officer January 20, 2009

/s/ Francis Smith Francis Smith Principal Financial Officer January 20, 2009

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